CLEARBRIDGE ENERGY MLP TOTAL RETURN FUND INC.

ARTICLES OF AMENDMENT

ClearBridge Energy MLP Total Return Fund Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST:          The charter of the Corporation (the “Charter”) is hereby amended to change the name of the Corporation to “ClearBridge MLP and Midstream Total Return Fund Inc.”

SECOND:     The foregoing amendment to the Charter has been approved by a majority of the entire Board of Directors of the Corporation and is limited to a change expressly authorized by Section 2-605 of the Maryland General Corporation Law to be made without action by the stockholders.

THIRD:         The foregoing amendment to the Charter shall become effective as of 9:00 a.m. EST on October 22, 2018.

FOURTH:     The undersigned President of the Corporation acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned President acknowledges that to the best of her knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

IN WITNESS WHEREOF, the Corporation has caused these presents to be signed in its name and on its behalf by its President and witnessed by its Assistant Secretary on October 16, 2018.

ATTEST:		CLEARBRIDGE ENERGY MLP TOTAL RETURN FUND INC.

By:	/s/ George P. Hoyt	By:	/s/ Jane Trust	(SEAL)
	George P. Hoyt		Jane Trust
	Assistant Secretary		President

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